Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 293	¥ 136
Additions for the year	52,065	152
Foreign currency translation difference	487	5
Balance at the end of year	¥ 52,845	¥ 293